Loans And Advances To Customers (Tables) - Loans and advances to customers	12 Months Ended
Dec. 31, 2017
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

Other financial assets at fair value through profit or loss	4,509	5,618
Loans and receivables	581,638	609,420
	586,147	615,038
Of which:
Before allowance for impairment losses	604,030	631,967
Allowance for impairment losses	(17,883)	(16,929)
	586,147	615,038

Schedule of detail by classification of Loans and advances to customers

	12/31/2016	12/31/2017

By loan type:
Commercial, financial and industrial loans	302,364	329,098
Public sector loans	57,022	49,294
Mortgage loans	125,636	126,835
Reverse repurchase agreements	4,509	5,618
Installment loans to individuals -
Revolving consumer credit card loans	49,585	52,037
Non-revolving consumer loans	47,319	50,953
Impaired loans	17,595	18,132
	604,030	631,967
By borrower sector:
Public sector	57,022	49,294
Individuals	233,293	241,951
Communications and transportation	21,889	31,339
Construction	34,817	29,386
Manufacturing	59,984	60,261
Services	166,344	189,846
Tourism	15,036	14,008
Other sectors	15,645	15,882
	604,030	631,967
By geographical area:
Mexico	604,030	631,967
	604,030	631,967
By interest rate:
Fixed rate	216,957	245,530
Floating rate	387,073	386,437
	604,030	631,967

Schedule of changes in the allowance for impairment losses

	2015	2016	2017

Beginning balance	(15,198)	(18,749)	(17,883)

Impairment losses on financial assets – Loans and receivables (*)	(17,766)	(19,022)	(20,771)
Of which:
Individually assessed	(6,172)	(5,802)	(4,181)
Collectively assessed	(11,594)	(13,220)	(16,590)

Others	(209)	(157)	(8)

Write-off of impaired balances against recorded allowance for impairment losses	14,424	20,045	21,733
Balance at year-end	(18,749)	(17,883)	(16,929)

Of which:
By method of assessment:
Individually	(7,943)	(6,463)	(2,196)
Collectively	(10,806)	(11,420)	(14,733)
By geographical location of risk:
Mexico	(18,749)	(17,883)	(16,929)
By classification of assets:
Loans and advances to customers	(18,749)	(17,883)	(16,929)

(*)The amount of impairment losses on financial assets – Loans and receivables presented in the consolidated income statement is net of recoveries of loans previously charged-off and recovery expenses in the amount of 1,725 million pesos in 2015, 2,361 million pesos in 2016 and 1,951 million pesos in 2017.

Schedule of changes in financial assets considered to be impaired due to credit risk.

	2015	2016	2017

Beginning balance	18,430	19,742	17,595
Additions	30,006	30,431	34,180
Transfers to performing loans	(14,270)	(12,533)	(11,910)
Written-off assets	(14,424)	(20,045)	(21,733)
Balance at year-end	19,742	17,595	18,132

Schedule of financial assets between no past due and past due

The breakdown of the balance of the financial assets classified as Loans and receivables – Loans and advances to customers between no past due and past due at December 31, 2016 is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,658	1,322	417	758	1,687	6,842
Mortgage loans	759	1,356	1,044	708	2,911	6,778
Installment loans to individuals
Of which:
Revolving consumer credit card loans	786	1,166	—	—	—	1,952
Non-revolving consumer loans	485	1,080	423	3	32	2,023
	4,688	4,924	1,884	1,469	4,630	17,595

The breakdown of the balance of the financial assets classified as Loans and receivables – Loans and advances to customers between no past due and past due at December 31, 2017 is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,509	2,472	664	127	235	6,007
Mortgage loans	1,086	1,624	1,186	815	2,650	7,361
Installment loans to individuals
Of which:
Revolving consumer credit card loans	868	1,467	—	—	—	2,335
Non-revolving consumer loans	647	1,287	472	4	19	2,429
	5,110	6,850	2,322	946	2,904	18,132

Schedule of renegotiated loans

	For the Year Ended 12/31/2015				For the Year Ended 12/31/2016				For the Year Ended 12/31/2017
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	3,219	—	1,591	4,810	3,576	—	1,606	5,182	879	—	1,028	1,907
Mortgage loans	—	—	—	—	—	—	—	—	22	—	1	23
Installment loans to individuals	96	—	294	390	1,073	—	158	1,231	1,086	—	186	1,272
	3,315	—	1,885	5,200	4,649	—	1,764	6,413	1,987	—	1,215	3,202
Percentage	64%	—	36%	100%	72%	—	28%	100%	62%	—	38%	100%

Schedule of maximum exposure to credit risk by class of financial assets

		12/31/2016
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets held for trading	340,760	333,360	8,400	3,182	5,218	—	—	—
Other financial assets at fair value through profit or loss	42,340	—	42,340	—	41,091	—	—	—
Available-for-sale financial assets	154,318	154,318	—	—	—	—	—	—
Loans and receivables:	693,381	307,270	386,111	—	—	122,050	204,806	68,112
Of which:
Loans and advances to credit institutions	82,388	82,388	—	—	—	—	—	—
Loans and advances to customers	599,521	213,410	386,111	—	—	122,050	204,806	68,112
Commercial, financial and industrial loans	309,206	82,616	226,590	—	—	96,926	76,511	65,096
Public sector loans	57,022	29,667	27,355	—	—	24,971	—	3,016
Mortgage loans	132,414	1,149	131,265	—	—	—	126,869	—
Installment loans to individuals:
Revolving consumer credit card loans	51,537	51,537	—	—	—	—	—	—
Non-revolving consumer loans	49,342	48,441	901	—	—	153	1,426	—
Debt instruments	11,472	11,472	—	—	—	—	—	—
Guarantees and loan commitments	62,065	62,065	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	36,256	36,256	—	—	—	—	—	—
	1,329,120	893,269	436,851	3,182	46,309	122,050	204,806	68,112

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by the collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination and when the financial asset is classified as impaired.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2017
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets held for trading	313,008	264,201	48,807	45,024	3,783	—	—	—
Other financial assets at fair value through profit or loss	51,705	—	51,705	—	51,693	—	—	—
Available-for-sale financial assets	164,947	164,947	—	—	—	—	—	—
Loans and receivables:	696,229	308,252	387,977	—	—	165,696	196,146	76,030
Of which:
Loans and advances to credit institutions	59,122	59,122	—	—	—	—	—	—
Loans and advances to customers	626,349	238,372	387,977	—	—	165,696	196,146	76,030
Commercial, financial and industrial loans	335,104	107,980	227,124	—	—	141,806	66,619	76,028
Public sector loans	49,294	18,963	30,331	—	—	23,845	—	—
Mortgage loans	134,197	4,397	129,800	—	—	—	128,106	2
Installment loans to individuals:
Revolving consumer credit card loans	54,372	54,372	—	—	—	—	—	—
Non-revolving consumer loans	53,382	52,660	722	—	—	45	1,421	—
Debt instruments	10,758	10,758	—	—	—	—	—	—
Guarantees and loan commitments	78,812	78,812	—	—	—	—	—	—
Available lines of credit	38,291	38,291	—	—	—	—	—	—
	1,342,992	854,503	488,489	45,024	55,476	165,696	196,146	76,030

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by the collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination and when the financial asset is classified as impaired.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Schedule of internal rating scale and mapping with external ratings

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	AAA	Aaa
9.2	AA+	Aa1
9.0	AA	Aa2
8.6	AA-	Aa3
8.1	A+	A1
7.7	A	A2
7.3	A-	A3
6.7	BBB+	Baa1
6.1	BBB	Baa2
5.6	BBB-	Baa3
5.0	BB+	Ba1
4.4	BB	Ba2
3.9	BB-	Ba3
3.3	B+	B1
2.7	B	B2
2.2	B-	B3
1.6	CCC	Caa1
1.0	CC	Ca

Schedule of rating categories for commercial loans, mortgage loans, installment loans

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

Schedule of classification by rating category of the commercial loans and public sector loans and their related guarantees and loan commitments not recognized on the consolidated balance sheet

	12/31/2016
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	15	4,006	17,082	6,699	54,717	61,648	57,457	10,978	3,497	1,753	1,373	116	1,949	—	204	19,817	241,311
Public sector loans	—	—	—	—	—	33,730	3,765	—	—	6,366	7,415	5,091	636	—	—	—	—	—	—	19	57,022
	—	—	—	—	15	37,736	20,847	6,699	54,717	68,014	64,872	16,069	4,133	1,753	1,373	116	1,949	—	204	19,836	298,333

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	653	—	—	1,959	2,063	6,449	14,063	8,996	5,986	3,834	784	310	312	—	—	75	33	—	—	2,324	47,841
Loan commitments	—	—	—	31	582	124	726	210	2,922	4,560	3,978	639	9	20	—	—	—	—	—	111	13,912
	653	—	—	1,990	2,645	6,573	14,789	9,206	8,908	8,394	4,762	949	321	20	—	75	33	—	—	2,435	61,753
	653	—	—	1,990	2,660	44,309	35,636	15,905	63,625	76,408	69,634	17,018	4,454	1,773	1,373	191	1,982	—	204	22,271	360,086

	12/31/2017
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	3,380	496	9,116	28,807	48,849	74,722	63,662	13,901	2,898	1,396	413	112	1,870	564	—	12,639	262,825
Public sector loans	—	—	3,504	—	—	20,077	1	983	—	9,751	13,493	1,278	—	—	—	—	—	—	—	208	49,295
	—	—	3,504	—	3,380	20,573	9,117	29,790	48,849	84,473	77,155	15,179	2,898	1,396	413	112	1,870	564	—	12,847	312,120

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	—	623	—	2,576	5,262	11,037	19,265	7,043	9,060	3,219	2,391	392	3	—	—	—	75	—	—	2,133	63,079
Loan commitments	—	—	—	7	491	501	597	253	2,137	5,728	4,210	862	86	25	—	—	78	—	—	196	15,171
	—	623	—	2,583	5,753	11,538	19,862	7,296	11,197	8,947	6,601	1,254	89	25	—	—	153	—	—	2,329	78,250
	—	623	3,504	2,583	9,133	32,111	28,979	37,086	60,046	93,420	83,756	16,433	2,987	1,421	413	112	2,023	564	—	15,176	390,370

Schedule of classification by external rating of financial assets

	12/31/2016
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	41,133	12,018	1,913	3,506	4,650	1,360	756	2,065	101	393	67,895
Mortgage loans	89,712	11,318	2,979	14,404	1,800	2,163	1,763	3,817	880	3,578	132,414
Revolving consumer credit card loans	2,855	11,997	12,304	5,835	3,329	4,804	4,617	4,499	1,297	—	51,537
Non-revolving consumer loans	2,426	5,226	7,181	16,057	5,365	2,950	4,830	1,957	2,536	814	49,342
	136,126	40,559	24,377	39,802	15,144	11,277	11,966	12,338	4,814	4,785	301,188

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	7,779	4,607	5,289	3,502	2,792	4,031	4,029	1,758	2,328	141	36,256
Guarantees	132	—	—	—	—	—	—	—	—	—	132
Loan commitments	180	—	—	—	—	—	—	—	—	—	180
	8,091	4,607	5,289	3,502	2,792	4,031	4,029	1,758	2,328	141	36,568
	144,217	45,166	29,666	43,304	17,936	15,308	15,995	14,096	7,142	4,926	337,756

	12/31/2017
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	47,231	11,515	1,899	1,946	4,656	1,683	874	1,968	507	—	72,279
Mortgage loans	98,015	2,999	1,174	1,634	846	17,535	3,919	3,153	1,218	3,704	134,197
Revolving consumer credit card loans	2,995	13,789	12,848	6,181	3,543	4,961	4,829	3,830	1,397	—	54,373
Non-revolving consumer loans	7,009	7,312	9,978	8,670	6,577	5,415	2,876	1,267	3,390	889	53,383
	155,250	35,615	25,899	18,431	15,622	29,594	12,498	10,218	6,512	4,593	314,232

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	7,118	5,500	5,943	3,902	3,149	4,373	4,268	1,696	2,343	—	38,292
Guarantees	282	—	—	—	—	—	—	—	—	—	282
Loan commitments	150	—	—	—	—	—	—	—	—	—	150
	7,550	5,500	5,943	3,902	3,149	4,373	4,268	1,696	2,343	—	38,724
	162,800	41,115	31,842	22,333	18,771	33,967	16,766	11,914	8,855	4,593	352,956

Schedule of retail portfolio that are past due but not impaired

Portions of the retail portfolio that are past due but not impaired as of December 31, 2016 are as follows:

		Balances Past Due by
	Current	1 to 30 Days	31 to 60 Days	61 to 90 Days	Total
By type of loan:
Commercial loans (SMEs)	63,248	1,725	756	533	66,262
Mortgage loans	116,170	4,535	3,636	1,295	125,636
Installment loans to individuals
Of which:
Revolving consumer credit card loans	47,170	1,061	760	594	49,585
Non-revolving consumer loans	44,429	1,819	596	475	47,319
	271,017	9,140	5,748	2,897	288,802

Portions of the retail portfolio that are past due but not impaired as of December 31, 2017 are as follows:

		Balances Past Due by
	Current	1 to 30 Days	31 to 60 Days	61 to 90 Days	Total
By type of loan:
Commercial loans (SMEs)	68,157	1,590	771	733	71,251
Mortgage loans	116,293	4,545	4,205	1,792	126,835
Installment loans to individuals
Of which:
Revolving consumer credit card loans	49,253	1,145	851	788	52,037
Non-revolving consumer loans	48,129	1,520	687	616	50,952
	281,832	8,800	6,514	3,929	301,075